Postretirement Benefit Plans - Summary of Estimated Future Pension Benefit Payments (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Pension And Other Postretirement Benefit Expense [Abstract]
2019	$ 21
2020	18
2021	19
2022	23
2023	23
Years 2024-2028	$ 137